Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 361.5	$ 448.6
Operating expenses Contract drilling (exclusive of depreciation)	191.6	182.4
Depreciation	59.5	51.7
General and administrative	30.1	20.6
Operating income (loss)	80.3	193.9
Property and equipment, net	5,259.1	4,482.6	5,049.9
Deepwater [Member]
Segment Reporting Information [Line Items]
Revenues	98.2	130.4
Operating expenses Contract drilling (exclusive of depreciation)	40.9	45.0
Depreciation	16.3	9.8
Operating income (loss)	41.0	75.6
Property and equipment, net	3,008.7	2,341.5
Midwater [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses Contract drilling (exclusive of depreciation)
Depreciation
General and administrative
Operating income (loss)
Property and equipment, net
Jackup [Member]
Segment Reporting Information [Line Items]
Revenues	263.3	318.2
Operating expenses Contract drilling (exclusive of depreciation)	150.3	137.0
Depreciation	42.4	40.9
Operating income (loss)	70.6	140.3
Property and equipment, net	2,232.8	2,108.8
Other [Member]
Segment Reporting Information [Line Items]
Operating expenses Contract drilling (exclusive of depreciation)	0.4	0.4
Depreciation	0.4	0.7
Operating income (loss)	(0.8)	(1.1)
Property and equipment, net	14.0	28.1
Operating Segments Total [Member]
Segment Reporting Information [Line Items]
Revenues	361.5	448.6
Operating expenses Contract drilling (exclusive of depreciation)	191.6	182.4
Depreciation	59.1	51.4
Operating income (loss)	110.8	214.8
Property and equipment, net	5,255.5	4,478.4
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation	0.4	0.3
General and administrative	30.1	20.6
Operating income (loss)	(30.5)	(20.9)
Property and equipment, net	$ 3.6	$ 4.2